Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Expected loss rates payment period	36 months
Contractual payments period	120 days
Shipping and handling expenses	€ 40,765	€ 40,952
Advertising expenses	€ 12,687	€ 15,407
Software [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3-5 years
Trademarks and patents [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	3-5 years
Other intangible assets [member]
Disclosure of initial application of standards or interpretations [line items]
Intangible assets useful lives	2-5 years
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities			€ 80,000
Non-cancellable operating lease			€ 62,000
Buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	10-50 years
Plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	4-10 years
Fixtures and fittings [member]
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment useful lives	5-10 years
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	20.00%
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Proportion of voting rights held in associate	50.00%